UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis	3

Expense Example	5

Fund Overview	7

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	26

Fund Information	31

Directors and Officers	32

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

Sincerely,

Christopher C. Davis

President

March 3, 2006

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended January 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, returned 4.67%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased by 4.1% in the third quarter and increased by 1.6% in the fourth quarter of 2005. Interest rates, as measured by the 10-year Treasury bond, began August 2005 at about 4.2%, increased to about 4.5%, and ended January 2006 at about 4.4%.

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 7.79% for the six-month period ended January 31, 20062. Over the same time period the Standard & Poor’s 500® Index1 returned 4.67%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

Diversified financial companies were the most important contributors3 to the Fund’s performance over the six-month period. The Fund benefited both by investing a larger percentage of its assets in diversified financial companies than did the S&P 500® Index, and as a group, the individual diversified financial companies that the Fund owned out-performed the average diversified financial company included in the Index. American Express4, JPMorgan Chase, and Moody’s were among the top contributors to performance.

The Fund’s largest holdings were in insurance companies, which made important contributions to performance. American International Group and Loews were among the top contributors to performance.

Energy companies were also important contributors to performance over the six-month period. Energy companies were the strongest performing sector of the S&P 500® Index. EOG Resources and Devon Energy were among the top contributors to the Fund’s performance over the six-month period.

The Fund’s holdings in consumer discretionary companies detracted from the Fund’s performance. H&R Block, Comcast, and AutoZone were among the top detractors from performance. The Fund no longer owns AutoZone.

Altria, a food, beverage, and tobacco company, was among the most important contributors to performance during the period. Tyco, a capital goods company, Lexmark, a technology hardware & equipment company, and Hershey, a food and beverage company, were among the most important detractors from performance.

The Fund had approximately 11% of its assets invested in foreign companies at January 31, 2006. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index over the six-month period.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1          The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. Below are the average annual total returns for Davis New York Venture Fund’s Class A shares for the periods ended January 31, 2006. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)

Fund Name	One Year	Five Years	Ten Years	Inception
Davis New York Venture A	13.26%	3.95%	11.64%	13.42% - 02/17/69

(With the maximum 4.75% sales charge taken into consideration)
Fund Name	One Year	Five Years	Ten Years	Inception
Davis New York Venture A	7.89%	2.94%	11.10%	13.27% - 02/17/69

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3          A company’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4         This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/05)	(01/31/06)	(08/01/05-01/31/06)
Class A
Actual	$1,000.00	$1,077.94	$4.61
Hypothetical	$1,000.00	$1,020.77	$4.48
Class B
Actual	$1,000.00	$1,073.78	$8.57
Hypothetical	$1,000.00	$1,016.94	$8.34
Class C
Actual	$1,000.00	$1,073.79	$8.57
Hypothetical	$1,000.00	$1,016.94	$8.34
Class R
Actual	$1,000.00	$1,076.65	$5.91
Hypothetical	$1,000.00	$1,019.51	$5.75
Class Y
Actual	$1,000.00	$1,079.82	$3.30
Hypothetical	$1,000.00	$1,022.03	$3.21

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2006 are as follows:

Annualized Expense Ratio

Class A	0.88%
Class B	1.64%
Class C	1.64%
Class R	1.13%
Class Y	0.63%

DAVIS NEW YORK VENTURE FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/05 to 01/31/06. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND

FUND OVERVIEW

At January 31, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

Common Stock	99.2%	Diversified Financials	16.7%
Short Term Investments,		Insurance	16.4%
Convertible Bonds, Other		Energy	12.2%
Assets & Liabilities	0.8%	Banks	11.4%
		Food, Beverage, & Tobacco	8.1%
		Technology	5.3%
		Food & Staples Retailing	5.0%
		Materials	4.4%
		Media	4.3%
		Capital Goods	3.5%
		Other	3.5%
		Health Care	3.3%
		Real Estate	1.7%
		Transportation	1.6%
		Consumer Services	1.3%
		Automobiles & Components	1.3%

Top 10 Holdings
Security	Industry	% of Fund’s Net Assets
American Express Co.	Consumer Finance	5.29%
Altria Group, Inc.	Food, Beverage, & Tobacco	5.19%
American International Group, Inc.	Multi-Line Insurance	4.53%
JPMorgan Chase & Co.	Diversified Financial Services	3.58%
Costco Wholesale Corp.	Food & Staples Retailing	3.52%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.49%
ConocoPhillips	Energy	3.49%
Tyco International Ltd.	Capital Goods	3.49%
Progressive Corp. (Ohio)	Property & Casualty Insurance	3.02%
HSBC Holdings PLC	Commercial Banks	2.93%

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

January 31, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.24%)

AUTOMOBILES & COMPONENTS – (1.26%)
8,088,000	Harley-Davidson, Inc.	$432,950,640
CAPITAL GOODS – (3.49%)
46,096,306	Tyco International Ltd.	1,200,808,771
CAPITAL MARKETS – (3.13%)
8,451,920	Ameriprise Financial, Inc.	343,908,625
4,702,705	Julius Baer Holding, Ltd. AG	377,776,060
3,842,580	Morgan Stanley	236,126,541
1,991,400	State Street Corp.	120,400,044
		1,078,211,270
COMMERCIAL BANKS – (7.80%)
5,726,000	Commerce Bancorp, Inc.	191,477,440
5,849,300	Fifth Third Bancorp	219,436,489
60,813,752	HSBC Holdings PLC	1,010,471,975
30,372,130	Lloyds TSB Group PLC	275,292,916
15,879,800	Wells Fargo & Co.	990,264,328
		2,686,943,148
COMMERCIAL SERVICES & SUPPLIES – (1.05%)
5,015,400	D&B Corp.* (b)	362,513,112
CONSUMER DURABLES & APPAREL – (0.19%)
1,083,036	Hunter Douglas NV	64,473,322
CONSUMER FINANCE – (5.29%)
34,737,100	American Express Co.	1,821,960,895
CONSUMER SERVICES – (1.26%)
17,739,200	H&R Block, Inc. (b)	433,900,832
DIVERSIFIED FINANCIAL SERVICES – (8.16%)
19,081,316	Citigroup Inc.	888,807,699
31,030,640	JPMorgan Chase & Co.	1,233,467,940
8,928,200	Moody’s Corp.	565,333,624
2,588,000	Principal Financial Group, Inc.	122,050,080
		2,809,659,343
ENERGY – (12.15%)
18,586,186	ConocoPhillips	1,202,526,234
14,458,786	Devon Energy Corp.	986,233,793
11,544,100	EOG Resources, Inc.	975,938,214
6,796,700	Occidental Petroleum Corp.	664,105,557
4,371,700	Transocean Inc.*	354,763,455
		4,183,567,253

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (5.03%)
24,330,600	Costco Wholesale Corp. (b)	$1,213,123,716
11,233,000	Wal-Mart Stores, Inc.	517,953,630
		1,731,077,346
FOOD, BEVERAGE, & TOBACCO – (8.05%)
24,694,700	Altria Group, Inc.	1,786,414,598
29,619,207	Diageo PLC	440,772,987
8,097,950	Heineken Holding NV	269,425,223
5,405,900	Hershey Co.	276,782,080
		2,773,394,888
HEALTH CARE EQUIPMENT & SERVICES – (3.27%)
5,061,600	Cardinal Health, Inc.	364,637,664
7,613,500	Caremark Rx, Inc.*	375,345,550
7,902,900	HCA Inc.	387,874,332
		1,127,857,546
HOUSEHOLD & PERSONAL PRODUCTS – (0.80%)
9,785,000	Avon Products, Inc.	277,111,200
INSURANCE BROKERS – (1.59%)
8,617,400	Aon Corp.	294,887,428
8,294,700	Marsh & McLennan Cos, Inc.	252,075,933
		546,963,361
INTERNET RETAIL – (0.38%)
2,367,750	Expedia, Inc.*	61,668,049
2,367,750	IAC/InterActiveCorp*	68,664,750
		130,332,799
LIFE & HEALTH INSURANCE – (0.18%)
1,493,400	Sun Life Financial Inc.	63,155,886
MATERIALS – (4.36%)
2,990,500	BHP Billiton PLC	55,249,189
4,019,100	Martin Marietta Materials, Inc. (b)	340,739,298
1,284,000	Rio Tinto PLC	65,488,993
13,079,700	Sealed Air Corp.* (b)	722,915,019
4,400,520	Vulcan Materials Co.	316,309,378
		1,500,701,877
MEDIA – (4.30%)
27,144,700	Comcast Corp., Special Class A*	751,501,019
1,620,900	Gannett Co., Inc.	100,171,620
4,778,665	Lagardere S.C.A.	380,925,584
3,944,000	Liberty Media Corp., Class A*	32,971,840
2,800,000	News Corp., Class A	44,128,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (Continued)
1,124,000	NTL Inc.* (d)	$71,087,380
8,941,680	WPP Group PLC	99,261,152
		1,480,046,595
MULTI-LINE INSURANCE – (6.67%)
23,810,210	American International Group, Inc.	1,558,616,347
7,492,200	Loews Corp.	739,405,218
		2,298,021,565
PROPERTY & CASUALTY INSURANCE – (6.56%)
11,203	Berkshire Hathaway Inc., Class A*	1,002,556,470
13,275	Berkshire Hathaway Inc., Class B*	38,922,300
1,609,200	Chubb Corp.	151,828,020
79,630	Markel Corp.*	26,596,420
9,890,100	Progressive Corp. (Ohio) (b)	1,038,856,104
		2,258,759,314
REAL ESTATE – (1.72%)
800,100	CenterPoint Properties Trust	39,716,964
10,749,204	General Growth Properties, Inc.	554,658,926
		594,375,890
REINSURANCE – (1.33%)
617,200	Everest Re Group, Ltd.	59,652,380
6,293,762	Transatlantic Holdings, Inc. (b)	398,709,823
		458,362,203
SOFTWARE & SERVICES – (2.74%)
12,836,300	Iron Mountain Inc.* (b)	535,016,984
14,552,800	Microsoft Corp.	409,734,084
		944,751,068
TECHNOLOGY HARDWARE & EQUIPMENT – (2.56%)
10,125,000	Dell Inc.*	296,814,375
6,654,400	Hewlett-Packard Co.	207,484,192
5,940,100	Lexmark International, Inc., Class A* (b)	288,510,657
4,830,300	Nokia Oyj, ADR	88,780,914
		881,590,138
TELECOMMUNICATION SERVICES – (0.83%)
6,609,500	SK Telecom Co., Ltd., ADR	153,538,685
5,678,000	Telewest Global, Inc.*	132,439,350
		285,978,035
THRIFT & MORTGAGE FINANCE – (3.49%)
17,033,500	Golden West Financial Corp. (b)	1,202,905,770

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TRANSPORTATION – (1.60%)
54,524,000	China Merchants Holdings International Co., Ltd.	$141,972,196
47,430,000	Cosco Pacific Ltd.	96,599,401
370,560	Kuehne & Nagel International AG, Registered	103,984,043
2,794,000	United Parcel Service, Inc., Class B	209,298,540
		551,854,180

Total Common Stock – (identified cost $21,899,364,490)	34,182,228,247

CONVERTIBLE BONDS – (0.25%)

TELECOMMUNICATION SERVICES – (0.25%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (e)
	(identified cost $68,500,000)	84,474,200

REPURCHASE AGREEMENTS – (0.88%)

101,803,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $101,815,612
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.50%, 04/01/14-02/01/36
	total market value $103,839,060)	101,803,000
101,803,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	4.46%, 02/01/06, dated 01/31/06, repurchase value of $101,815,612
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.03%, 02/01/34-01/01/36
	total market value $103,839,060)	101,803,000
98,597,000	UBS Financial Services Inc. Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $98,609,215
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.27%-6.05%, 11/01/27-05/01/38,
	total market value $100,568,940)	98,597,000

Total Repurchase Agreements – (identified cost $302,203,000)	302,203,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.00%)

MONEY MARKET INSTRUMENTS – (0.00%)
766,350	UBS Private Money Market LLC, 4.34682% (identified cost $766,350)	766,350

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2006 (Unaudited)

Total Investments – (identified cost $22,270,833,840) – (100.37%)(a)	$34,569,671,797
Liabilities Less Other Assets – (0.37%)	(126,325,194)
Net Assets – (100.00%)	$34,443,346,603

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $22,282,872,678. At January 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$12,849,725,561
Unrealized depreciation	(562,926,442)
Net unrealized appreciation	$12,286,799,119

(b)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2006. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2006, amounts to $6,537,191,315. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2005	Gross Additions	Gross Reductions	Shares January 31, 2006	Dividend Income
Costco Wholesale Corp.	20,947,600	3,383,000	–	24,330,600	$5,206,993
D&B Corp.	5,015,400	–	–	5,015,400	–
Golden West Financial Corp.	14,755,000	2,278,500	–	17,033,500	2,247,980
H&R Block, Inc.	8,869,600	8,869,600	–	17,739,200	4,434,800
Iron Mountain Inc.	12,836,300	–	–	12,836,300	–
Julius Baer Holding, Ltd. AG (c)	2,687,260	2,015,445	–	4,702,705	–
Lexmark International, Inc., Class A	5,550,100	390,000	–	5,940,100	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	1,848,786
Progressive Corp. (Ohio)	9,890,100	–	–	9,890,100	593,406
Sealed Air Corp.	13,079,700	–	–	13,079,700	–
Transatlantic Holdings, Inc.	6,264,462	29,300	–	6,293,762	1,503,471

(c)	Not an affiliate as of January 31, 2006.

(d)	Security is partially on loan – See Note 7 of the Notes to Financial Statements.

(e)	Illiquid Security – See Note 11 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES

At January 31, 2006 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments):
Unaffiliated companies (including securities loaned of $739,967) (cost of $18,551,402,656)	$28,031,714,132
Affiliated companies (cost of $3,718,664,834)	6,537,191,315
Collateral for securities loaned (cost of $766,350) (Note 7)	766,350
Cash	368,204
Receivables:
Dividends and interest	21,912,068
Capital stock sold	185,777,638
Prepaid expenses	869,415
Total assets	34,778,599,122
LIABILITIES:
Return of collateral for securities loaned (Note 7)	766,350
Payables:
Investment securities purchased	189,419,586
Capital stock redeemed	107,821,315
Accrued expenses	8,487,806
Accrued management fees	14,981,968
Distribution and service plan fees (Note 4)	13,775,494
Total liabilities	335,252,519
NET ASSETS	$34,443,346,603

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$50,679,989
Additional paid-in capital	24,758,204,332
Net unrealized appreciation on investments and foreign currency transactions	12,298,632,653
Undistributed net investment loss	(21,544,797)
Accumulated net realized losses from investments and foreign currency transactions	(2,642,625,574)
Net Assets	$34,443,346,603

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES – (Continued)

At January 31, 2006 (Unaudited)

CLASS A SHARES
Net assets	$20,249,595,302
Shares outstanding	589,297,613
Net asset value and redemption price per share	$34.36
Maximum offering price per share (100/95.25 of $34.36)*	$36.07

CLASS B SHARES
Net assets	$4,917,144,290
Shares outstanding	149,281,782
Net asset value, offering, and redemption price per share)	$32.94

CLASS C SHARES
Net assets	$5,767,059,438
Shares outstanding	173,961,667
Net asset value, offering, and redemption price per share)	$33.15

CLASS R SHARES
Net assets	$196,454,119
Shares outstanding	5,711,376
Net asset value, offering, and redemption price per share)	$34.40

CLASS Y SHARES
Net assets	$3,313,093,454
Shares outstanding	95,347,340
Net asset value, offering, and redemption price per share)	$34.75

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006 (Unaudited)

Investment Income:
Income:
Dividends:
Unaffiliated companies (Net of foreign withholding taxes of $1,510,837)		$217,677,164
Affiliated companies		15,835,436
Interest		8,226,142
Lending fees		42,527
Total income		241,781,269
Expenses:
Management fees (Note 3)	$78,967,677
Custodian fees	2,128,981
Transfer agent fees:
Class A	10,660,306
Class B	3,745,838
Class C	3,536,931
Class R	78,336
Class Y	1,600,741
Audit fees	43,200
Legal fees	42,936
Accounting fees (Note 3)	199,998
Reports to shareholders	1,674,170
Directors’ fees and expenses	255,203
Registration and filing fees	699,844
Miscellaneous	199,077
Payments under distribution plan (Note 4):
Class A	23,410,293
Class B	25,483,504
Class C	26,792,210
Class R	348,883
Total expenses		179,868,128
Expenses paid indirectly (Note 6)		(2,270)
Reimbursement of expenses by adviser (Note 9)		(2,128,249)
Net expenses		177,737,609
Net investment income		64,043,660

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from:
Investment transactions		(17,796,459)
Foreign currency transactions		(2,119,941)
Net increase in unrealized appreciation of investments and foreign currency transactions		2,332,346,920
Net realized and unrealized gain on investments and foreign currency		2,312,430,520
Net increase in net assets resulting from operations		$2,376,474,180

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005
Operations:
Net investment income	$64,043,660	$189,811,107
Net realized loss from investments and foreign currency transactions	(19,916,400)	(285,213,915)
Net increase in unrealized appreciation of investments and foreign currency transactions	2,332,346,920	4,015,938,596
Net increase in net assets resulting from operations	2,376,474,180	3,920,535,788

Dividends and Distributions to Shareholders From:
Net investment income:
Class A	(151,675,878)	(111,730,128)
Class B	(2,177,346)	(190,262)
Class C	(3,205,871)	(1,043,962)
Class R	(851,754)	(138,456)
Class Y	(32,418,523)	(17,850,940)

Capital Share Transactions:
net increase (decrease) in assets resulting from capital share transactions (Note 5)
Class A	1,490,418,035	2,499,500,913
Class B	(659,742,084)	(805,439,656)
Class C	389,144,002	474,156,855
Class R	91,007,049	79,639,063
Class Y	678,181,946	833,185,852

Total increase in net assets	4,175,153,756	6,870,625,067

Net Assets:
Beginning of period	30,268,192,847	23,397,567,780
End of period*	$34,443,346,603	$30,268,192,847

*Including undistributed net investment income (loss) of	$(21,544,797)	$104,740,915

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At January 31, 2006, the Fund had available for Federal Income Tax purposes unused capital loss carryovers of $2,281,535,000 of which $4,237,000 expires in 2009, $458,003,000 expires in 2010, $1,141,176,000 expires in 2011, $435,021,000 expires in 2012, and $243,098,000 expires in 2013. In addition, at January 31, 2006, the Fund had approximately $329,150,000 of post October 2004 losses available to offset future capital gains, if any, which expire in 2014.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2006, were $2,648,121,802 and $859,668,711, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to Davis Advisors (the “Adviser”), the Fund’s investment adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, 0.55% of the average net assets on the next $2.5 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion, 0.50% of the average net assets on the next $3 billion, 0.485% of the average net assets on the next $8 billion, 0.47% of the average net assets on the next $7 billion, and 0.455% of the average net assets in excess of $25 billion. Advisory fees paid during the six months ended January 31, 2006, approximated 0.49% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2006, amounted to $974,328. State Street Bank & Trust Co. (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $199,998 for the six months ended January 31, 2006. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2006, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $13,737,292 from commissions earned on sales of Class A shares of the Fund, of which $2,112,941 was retained by the Underwriter and the remaining $11,624,351 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended January 31, 2006, was $23,410,293.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2006, Class B shares of the Fund made distribution plan payments, which included distribution fees of $19,113,713 and service fees of $6,369,791.

Commission advances by the Distributor during the six months ended January 31, 2006 on the sale of Class B shares of the Fund amounted to $4,192,442, all of which was reallowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $318,693,702 representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES – (Continued)

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2006, the Distributor received $2,382,217 in contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2006, Class C shares of the Fund made distribution plan payments, which included distribution fees of $20,094,158 and service fees of $6,698,052.

Commission advances by the Distributor during the six months ended January 31, 2006 on the sale of Class C shares of the Fund amounted to $6,367,549, all of which was reallowed to qualified selling dealers. During the six months January 31, 2006, the Distributor received $223,655 in contingent deferred sales charges from Class C shares of the Fund.

CLASS R SHARES

Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2006, Class R shares of the Fund made distribution plan payments, which included distribution fees and service fees of $174,442 for each.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2006, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 2,125,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	101,346,275	$3,363,668,706	166,584,140	$5,032,860,658
Shares issued in reinvestment of distributions	4,192,588	142,129,647	3,462,382	104,739,483
	105,538,863	3,505,798,353	170,046,522	5,137,600,141
Shares redeemed	(61,211,462)	(2,015,380,318)	(87,405,898)	(2,638,099,228)
Net increase	44,327,401	$1,490,418,035	82,640,624	$2,499,500,913

Class B	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	5,113,665	$162,018,413	12,661,172	$364,329,137
Shares issued in reinvestment of distributions	61,287	1,993,658	6,001	174,369
	5,174,952	164,012,071	12,667,173	364,503,506
Shares redeemed	(26,084,054)	(823,754,155)	(40,494,793)	(1,169,943,162)
Net decrease	(20,909,102)	$(659,742,084)	(27,827,620)	$(805,439,656)

Class C	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	21,671,325	$691,636,164	35,123,857	$1,024,314,882
Shares issued in reinvestment of distributions	90,402	2,959,751	33,016	965,026
	21,761,727	694,595,915	35,156,873	1,025,279,908
Shares redeemed	(9,609,234)	(305,451,913)	(18,985,186)	(551,123,053)
Net increase	12,152,493	$389,144,002	16,171,687	$474,156,855

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 5 - CAPITAL STOCK - (Continued)

Class R	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	3,300,724	$109,698,425	3,032,631	$92,446,812
Shares issued in reinvestment of distributions	24,825	842,813	4,563	138,272
	3,325,549	110,541,238	3,037,194	92,585,084
Shares redeemed	(593,193)	(19,534,189)	(423,685)	(12,946,021)
Net increase	2,732,356	$91,007,049	2,613,509	$79,639,063

Class Y	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	25,293,081	$846,951,563	39,188,485	$1,201,424,907
Shares issued in reinvestment of distributions	714,047	24,463,232	436,774	13,347,827
	26,007,128	871,414,795	39,625,259	1,214,772,734
Shares redeemed*	(5,770,189)	(193,232,849)	(12,553,449)	(381,586,882)
Net increase	20,236,939	$678,181,946	27,071,810	$833,185,852

*       Amounts for the year ended July 31, 2005 include redemptions as a result of in-kind transfers of securities (see Note 10 in the Notes to Financial Statements).

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $2,270 during the six months ended January 31, 2006.

NOTE 7 - SECURITIES LOANED

Davis New York Venture Fund (the “Fund”) has entered into a securities lending arrangement with UBS Financial Services, Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services, Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2006, the Fund had on loan securities valued at $739,967; cash of $766,350 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 8 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2006.

NOTE 9 - PAYMENTS BY AFFILIATES

The Adviser voluntarily reimbursed the Fund for balance earnings credits on certain Fund demand deposit accounts held at BFDS during the period January 1, 2001 to May 31, 2005. These credits were previously retained by BFDS and not directly transferred to the Fund. The amount paid to the Fund was $2,128,249.

NOTE 10 - IN-KIND REDEMPTION

During the year ended July 31, 2005, shareholders redeemed 2,268,469 shares in exchange for Fund portfolio securities valued at $67,571,498. The Fund realized a gain of $6,610,672 for the year ended July 31, 2005. This gain is not taxable for Federal Income Tax purposes.

NOTE 11 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis New York Venture Fund amounted to $84,474,200 or 0.25% of the Fund’s net assets, as of January 31, 2006.

Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of January 31, 2006
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	4/4/05	$68,500,000	685,000	$100.00	$123.32

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 12 - LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”) including the Davis New York Venture Fund. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”) used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States District Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Fund does not expect this lawsuit to have a material adverse effect on the assets or results of the Fund.

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period.

	Six months ended January 31, 2006	Year ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$32.13	$27.83	$23.73	$21.47	$25.99	$30.64

Income (Loss) From Investment Operations:
Net Investment Income	0.10 [3]	0.30 [3]	0.17	0.18	0.12	0.11
Net Realized and Unrealized Gains (Losses)	2.40	4.23	4.12	2.21	(4.61)	(2.07)
Total from Investment Operations	2.50	4.53	4.29	2.39	(4.49)	(1.96)

Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.23)	(0.19)	(0.13)	(0.03)	(0.04)
Distributions in Excess of Net Investment Income	–	–	–	–	–	(0.01)
Distributions from Realized Gains	–	–	–	–	–	(2.64)
Total Dividends and Distributions	(0.27)	(0.23)	(0.19)	(0.13)	(0.03)	(2.69)

Net Asset Value, End of Period	$34.36	$32.13	$27.83	$23.73	$21.47	$25.99

Total Return[1]	7.79%	16.34%	18.10%	11.19%	(17.29)%	(6.70)%

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$20,250	$17,508	$12,868	$9,581	$8,734	$10,678
Ratio of Expenses to Average Net Assets	0.88%*[4]	0.89%	0.92%	0.95%	0.92%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.62%*	0.98%	0.77%	0.85%	0.49%	0.50%
Portfolio Turnover Rate[2]	3%	3%	6%	10%	22%	15%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

[4]	Had the Advisor not reimbursed certain expenses, the ratio of expense to average net assets for the six months ended January 31, 2006 would have been 0.89%.

*	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period.

	Six months ended January 31, 2006	Year ended July 31,
	(Unaudited)	2005		2004		2003		2002	2001

Net Asset Value, Beginning of Period	$30.69	$26.60		$22.70		$20.58		$25.09	$29.85

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	(0.02)[4]	0.05	[4]	(0.02	) [4]	0.01	[4]	(0.09)	(0.03)
Net Realized and Unrealized Gains (Losses)	2.28	4.04		3.92		2.11		(4.42)	(2.09)
Total from Investment Operations	2.26	4.09		3.90		2.12		(4.51)	(2.12)

Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	[3]	–	[3]	–		–	–
Distributions from Realized Gains	–	–		–		–		–	(2.64)
Total Dividends and Distributions	(0.01)	–	[3]	–	[3]	–		–	(2.64)

Net Asset Value, End of Period	$32.94	$30.69		$26.60		$22.70		$20.58	$25.09

Total Return[1]	7.38%	15.38%		17.18%		10.30%		(17.98) %	(7.46) %

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$4,917	$5,223		$5,267		$4,917		$4,874	$6,303
Ratio of Expenses to Average Net Assets	1.64%*[5]	1.69%		1.73%		1.77%		1.72%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14) %*	0.18%		(0.04) %		0.03%		(0.31) %	(0.32) %
Portfolio Turnover Rate[2]	3%	3%		6%		10%		22%	15%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

[4]	Per share calculations were based on average shares outstanding for the period.

[5]	Had the Advisor not reimbursed certain expenses, the ratio of expense to average net assets for the six months ended January 31, 2006 would have been 1.67%.

*	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period.

	Six months ended January 31, 2006	Year ended July 31,
	(Unaudited)	2005	2004	2003		2002	2001

Net Asset Value, Beginning of Period	$30.89	$26.77	$22.85	$20.71		$25.24	$30.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	(0.02)[4]	0.05 [4]	– [3,4]	–	[3]	(0.08)	(0.02)
Net Realized and Unrealized Gains (Losses)	2.30	4.08	3.93	2.14		(4.45)	(2.10)
Total from Investment Operations	2.28	4.13	3.93	2.14		(4.53)	(2.12)

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.01)	(0.01)	–		–	–
Distributions from Realized Gains	–	–	–	–		–	(2.64)
Total Dividends and Distributions	(0.02)	(0.01)	(0.01)	–		–	(2.64)

Net Asset Value, End of Period	$33.15	$30.89	$26.77	$22.85		$20.71	$25.24

Total Return[1]	7.38%	15.42%	17.19%	10.33%		(17.95) %	(7.42) %

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$5,767	$4,998	$3,899	$3,122		$3,004	$3,825
Ratio of Expenses to Average Net Assets	1.64%*[5]	1.68%	1.70%	1.74%		1.70%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14) %*	0.19%	(0.01) %	0.06%		(0.29) %	(0.29) %
Portfolio Turnover Rate[2]	3%	3%	6%	10%		22%	15%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

[4]	Per share calculations were based on average shares outstanding for the period.

[5]	Had the Advisor not reimbursed certain expenses, the ratio of expense to average net assets for the six months ended January 31, 2006 would have been 1.65%.

*	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

CLASS R

Financial Highlights for a share of capital stock outstanding throughout each period.

	Six months ended January 31, 2006	Year ended July 31,	August 20, 2003 (Inception of class) through July 31,
	(Unaudited)	2005	2004

Net Asset Value, Beginning of Period	$32.13	$27.83	$23.98

Income From Investment Operations:
Net Investment Income	0.05 [3]	0.23 [3]	0.13 [3]
Net Realized and Unrealized Gains	2.41	4.23	3.86
Total from Investment Operations	2.46	4.46	3.99

Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.16)	(0.14)
Total Dividends and Distributions	(0.19)	(0.16)	(0.14)

Net Asset Value, End of Period	$34.40	$32.13	$27.83

Total Return[1]	7.66%	16.04%	16.67%

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$196	$96	$10
Ratio of Expenses to Average Net Assets	1.13%*	1.15%	1.15%*
Ratio of Net Investment Income to Average Net Assets	0.37%*	0.72%	0.51%*
Portfolio Turnover Rate[2]	3%	3%	6%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

*	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

CLASS Y

Financial Highlights for a share of capital stock outstanding throughout each period.

	Six months ended January 31, 2006	Year ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$32.53	$28.18	$24.01	$21.72	$26.29	$30.96

Income (Loss) From Investment Operations:
Net Investment Income	0.15 [3]	0.40 [3]	0.28	0.25	0.26	0.13
Net Realized and Unrealized Gains (Losses)	2.44	4.28	4.16	2.24	(4.73)	(2.02)
Total from Investment Operations	2.59	4.68	4.44	2.49	(4.47)	(1.89)

Dividends and Distributions:
Dividends from Net Investment Income	(0.37)	(0.33)	(0.27)	(0.20)	(0.10)	(0.12)
Distributions in Excess of Net Investment Income	–	–	–	–	–	(0.02)
Distributions from Realized Gains	–	–	–	–	–	(2.64)
Total Dividends and Distributions	(0.37)	(0.33)	(0.27)	(0.20)	(0.10)	(2.78)

Net Asset Value, End of Period	$34.75	$32.53	$28.18	$24.01	$21.72	$26.29

Total Return[1]	7.98%	16.68%	18.53%	11.53%	(17.04) %	(6.41) %

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$3,313	$2,444	$1,354	$1,057	$946	$1,465
Ratio of Expenses to Average Net Assets	0.63%*	0.58%	0.58%	0.61%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.87%*	1.29%	1.11%	1.19%	0.79%	0.77%
Portfolio Turnover Rate[2]	3%	3%	6%	10%	22%	15%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

*	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (born 9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Investment Committee for Microgeneration Technology Fund, UTECH Funds.

D. James Guzy (born 3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

G. Bernard Hamilton (born 3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Samuel H. Iapalucci (born 07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	Director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	Director since 1994	Chairman, John Hassall Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer, Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President, Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (born 3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (born 6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	Director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund, Selected Fund, and the Clipper Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief Compliance Officer
Christian R. Sonne	Douglas A. Haines
Marsha Williams	Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management's Discussion and Analysis	2

Expense Example	5

Fund Overview	7

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	21

Fund Information	24

Directors and Officers	25

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended January 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, returned 4.67%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased by 4.1% in the third quarter and increased by 1.6% in the fourth quarter of 2005. Interest rates, as measured by the 10-year Treasury bond, began August 2005 at about 4.2%, increased to about 4.5%, and ended January 2006 at about 4.4%.

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 3.75% for the six-month period ended January 31, 20062. Over the same time period, the Standard & Poor’s 500® Index1 returned 4.67%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of its assets in equity securities issued by medium and large-capitalization companies.

Energy companies were the most significant contributors3 to the Fund’s performance. These companies out-performed both, the S&P 500® Index, and the energy companies included within the Index. EOG Resources4 and Devon Energy were among the top contributors to performance.

Diversified financial companies also made strong contributions to the Fund’s performance. These companies out-performed both, the S&P 500® Index, and the diversified financial companies included within the Index. Groupe Bruxelles and JPMorgan Chase were among the top contributors to performance.

The Fund made significant investments in information technology companies. These companies out-performed both, the S&P 500® Index, and the information technology companies included within the Index. Hewlett- Packard and Microsoft were among the most important contributors to performance, while Dell was among the most important detractors from performance.

Consumer discretionary companies were the most significant detractors from performance. Consumer discretionary companies in general performed poorly; the Fund was over-weighted in this sector. While Lagardere and Continental were among the top contributors to performance, AutoZone, Sears, Home Depot, Comcast, TJX, Lowe’s, and EchoStar were among the top detractors from performance. The Fund no longer owns AutoZone, Sears, and TJX.

The Fund’s portfolio managers have identified a number of investment opportunities in foreign companies. The Fund had approximately 25% of its assets invested in foreign companies at January 31, 2006. As a group, the companies which the Fund owned, out-performed the S&P 500® Index.

2

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis Research Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of the Davis Research Fund have been registered with the Securities and Exchange Commission, and in selected states, where eligible investors are residents. Shares of the Davis Research Fund are currently not available for public sale in any other states or jurisdictions. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1          The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Research Fund’s Class A shares for the periods ended January 31, 2006. Returns for other classes of shares will vary from the following returns.

(Without a 4.75% sales charge taken into consideration)

Fund Name	One Year	Three Years	Inception
Davis Research Fund A	14.70%	20.04%	10.19% - 10/31/01

(With the maximum 4.75% sales charge taken into consideration)
Fund Name	One Year	Three Years	Inception
Davis Research Fund A	9.29%	18.11%	8.93% - 10/31/01

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3       A company’s contribution to the Fund’s performance is a product of both, its appreciation or depreciation, and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS RESEARCH FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/05)	(01/31/06)	(08/01/05-01/31/06)
Class A
Actual	$1,000.00	$1,037.45	$4.88
Hypothetical	$1,000.00	$1,020.42	$4.84
Class B
Actual	$1,000.00	$1,028.47	$12.78
Hypothetical	$1,000.00	$1,012.60	$12.68
Class C
Actual	$1,000.00	$1,029.92	$12.79
Hypothetical	$1,000.00	$1,012.60	$12.68

Hypothetical assumes 5% annual return before expenses.

*   Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2006 are as follows:

Annualized Expense Ratio

Class A	0.95%
Class B	2.50%
Class C	2.50%

5

DAVIS RESEARCH FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/05 to 01/31/06. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical”, is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

DAVIS RESEARCH FUND

FUND OVERVIEW

At January 31, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

Common Stock	99.9%	Media	21.0%
Short Term Investments,		Technology	18.8%
Other Assets & Liabilities	0.1%	Retail	13.3%
		Materials	6.6%
		Energy	6.4%
		Food & Staples Retailing	6.4%
		Diversified Financials	5.8%
		Automobiles & Components	5.0%
		Health Care	4.8%
		Food, Beverage, & Tobacco	4.2%
		Household & Personal Products	3.2%
		Insurance	1.8%
		Telecommunication Services	1.7%
		Consumer Services	1.0%

Top 10 Holdings

Security	Industry	% of Fund’s Net Assets
Lagardere S.C.A.	Media	9.73%
Amazon.com, Inc.	Internet Retail	5.28%
Microsoft Corp.	Software & Services	4.80%
Dell Inc.	Technology Hardware & Equipment	4.79%
AutoNation, Inc.	Automotive Retail	4.61%
Altria Group, Inc.	Food, Beverage, & Tobacco	4.21%
Wal-Mart Stores, Inc.	Food & Staples Retailing	4.13%
Groupe Bruxelles Lambert S.A.	Diversified Financial Services	3.75%
News Corp., Class A	Media	3.56%
Devon Energy Corp.	Energy	3.21%

7

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

January 31, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.91%)

AUTOMOBILES & COMPONENTS – (5.03%)
10,800	Continental AG	$1,051,202
22,300	Harley-Davidson, Inc.	1,193,719
		2,244,921
AUTOMOTIVE RETAIL – (4.61%)
92,300	AutoNation, Inc.*	2,057,367
CONSUMER SERVICES – (0.94%)
7,500	Apollo Group, Inc., Class A*	417,562
DIVERSIFIED FINANCIAL SERVICES – (5.80%)
15,000	Groupe Bruxelles Lambert S.A.	1,675,084
23,000	JPMorgan Chase & Co.	914,250
		2,589,334
ENERGY – (6.41%)
21,000	Devon Energy Corp.	1,432,410
16,900	EOG Resources, Inc.	1,428,726
		2,861,136
FOOD & STAPLES RETAILING – (6.39%)
20,200	Costco Wholesale Corp.	1,007,172
40,000	Wal-Mart Stores, Inc.	1,844,400
		2,851,572
FOOD, BEVERAGE, & TOBACCO – (4.21%)
26,000	Altria Group, Inc.	1,880,840
HEALTH CARE EQUIPMENT & SERVICES – (4.79%)
18,600	Cardinal Health, Inc.	1,339,944
11,600	Zimmer Holdings, Inc.*	799,820
		2,139,764
HOME IMPROVEMENT RETAIL – (3.40%)
19,300	Home Depot, Inc.	782,615
11,600	Lowe’s Cos, Inc.	737,180
		1,519,795
HOUSEHOLD & PERSONAL PRODUCTS – (3.16%)
49,900	Avon Products, Inc.	1,413,168
INTERNET RETAIL – (5.28%)
52,800	Amazon.com, Inc.*	2,359,896
MATERIALS – (6.62%)
37,700	BHP Billiton PLC	696,504
16,200	Companhia Vale do Rio Doce, ADR	718,956
10,000	Monsanto Co.	846,100
13,600	Rio Tinto PLC	693,653
		2,955,213

8

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (21.01%)
43,000	Comcast Corp., Special Class A*	$1,190,455
32,400	EchoStar Communications Corp., Class A*	892,782
54,500	Lagardere S.C.A.	4,344,402
101,000	News Corp., Class A	1,591,760
122,800	WPP Group PLC	1,363,197
		9,382,596
PROPERTY & CASUALTY INSURANCE – (1.80%)
9	Berkshire Hathaway Inc., Class A*	805,410
SOFTWARE & SERVICES – (4.80%)
76,100	Microsoft Corp.	2,142,595
TECHNOLOGY HARDWARE & EQUIPMENT – (13.99%)
48,200	Cisco Systems, Inc.*	895,315
73,000	Dell Inc.*	2,139,995
42,600	Hewlett-Packard Co.	1,328,268
13,400	International Business Machines Corp.	1,089,420
43,500	Nokia Oyj	795,528
		6,248,526
TELECOMMUNICATION SERVICES – (1.67%)
32,500	Sprint Nextel Corp.	743,925

Total Common Stock – (identified cost $34,581,612)	44,613,620

SHORT TERM INVESTMENTS – (2.20%)

$331,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $331,041 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-6.50%, 04/01/14-02/01/36, total market value $337,620)	331,000
331,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $331,041 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%-6.03%, 02/01/34-01/01/36, total market value $337,620)	331,000
321,000	UBS Financial Services Inc. Joint Repurchase Agreement, 4.46%,
	02/01/06, dated 01/31/06, repurchase value of $321,040
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.27%-6.05%, 11/01/27-05/01/38, total
	market value $327,420)	321,000

Total Short Term Investments – (identified cost $983,000)	983,000

9

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2006 (Unaudited)

Total Investments – (102.11%) – (identified cost $35,564,612) – (a)	$45,596,620
Liabilities Less Other Assets – (2.11%)	(943,595)
Net Assets – (100%)	$44,653,025

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $36,512,356. At January 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$9,614,779
Unrealized depreciation	(530,515)
Net unrealized appreciation	$9,084,264

10

DAVIS RESEARCH FUND

STATEMENT OF ASSETS AND LIABILITIES

At January 31, 2006 (Unaudited)

ASSETS:
Investments in securities, at value (cost of $35,564,612) (see accompanying Schedule of Investments)	$45,596,620
Cash	2,475
Receivables:
Dividends and interest	3,775
Capital stock sold	108
Prepaid expenses	3,300
Total assets	45,606,278
LIABILITIES:
Payables:
Investment securities purchased	906,859
Accrued expenses	16,938
Accrued management fees	29,456
Total liabilities	953,253
NET ASSETS	$44,653,025

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$165,764
Additional paid-in capital	35,197,638
Overdistributed net investment income	(787,795)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	10,031,729
Accumulated net realized gains from investments and foreign currency transactions	45,689
Net Assets	$44,653,025

CLASS A SHARES:
Net assets	$44,650,187
Shares outstanding	3,315,057
Net asset value and redemption price per share	$13.47
Maximum offering price per share (100/95.25 of $13.47)*	$14.14

CLASS B SHARES:
Net assets	$1,418
Shares outstanding	108
Net asset value, offering, and redemption price per share	$13.13

CLASS C SHARES:
Net assets	$1,420
Shares outstanding	108
Net asset value, offering, and redemption price per share	$13.15

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

11

DAVIS RESEARCH FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006 (Unaudited)

Investment Income:
Income:
Dividends		$137,270
Interest		28,173
Total income		165,443
Expenses:
Management fees (Note 3)	$148,322
Custodian fees	17,883
Transfer agent fees:
Class A	407
Class B	17
Class C	17
Audit fees	6,000
Legal fees	69
Accounting fees (Note 3)	3,000
Reports to shareholders	4
Directors’ fees and expenses	300
Registration and filing fees	8,027
Miscellaneous	4,213
Payments under distribution plan (Note 4):
Class B	5
Class C	5
Total expenses		188,269
Expenses paid indirectly (Note 6)		(44)
Reimbursement of expenses by adviser (Note 8)		(88)
Net expenses		188,137
Net investment income		(22,694)

Realized and Unrealized Gain on Investments:
Net realized gains from:
Investment transactions		1,013,130
Foreign currency transactions		786
Net increase in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency		495,948
Net realized and unrealized gain on investments and foreign currency		1,509,864
Net increase in net assets resulting from operations		$1,487,170

See Notes to Financial Statements

12

DAVIS RESEARCH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005
Operations:
Net investment income (loss)	$(22,694)	$143,375
Net realized gain from investments and foreign currency transactions	1,013,916	3,432,174
Net increase in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	495,948	5,043,430
Net increase in net assets resulting from operations	1,487,170	8,618,979

Dividends and Distributions to Shareholders From:
Net investment income:
Class A	(710,770)	(310,780)
Class B	(1)	–
Class C	(1)	–
Realized gains from investment transactions:
Class A	(2,754,020)	–
Class B	(102)	–
Class C	(102)	–

Capital Share Transactions:
net increase (decrease) in assets resulting from capital share transactions (Note 5)
Class A	8,278,704	513,826
Class B	103	(52)
Class C	103	(52)

Total increase in net assets	6,301,084	8,821,921

Net Assets:
Beginning of period	38,351,941	29,530,020
End of period*	$44,653,025	$38,351,941

*Including overdistributed net investment income of	$(787,795)	$(54,329)

See Notes to Financial Statements

13

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

14

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, passive foreign investment company shares, and distributions in connection with redemption of Fund shares. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

15

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2006, were $13,472,548 and $8,119,140, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to Davis Advisors (the “Adviser”), the Fund’s investment adviser, at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended January 31, 2006, approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2006 amounted to $54. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,000 for the six months ended January 31, 2006. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2006, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2006.

16

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the “Distributor”) for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which is currently 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses, and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2006, Class B shares of the Fund made distribution payments of $5, and there were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended January 31, 2006 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $35, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges, and the amount, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2006, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

17

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the “Distributor”) for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses, and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2006, Class C shares of the Fund made distribution payments of $5, and there were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended January 31, 2006 on the sale of Class C shares of the Fund. During the six months ended January 31, 2006, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

18

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2006, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	358,047	$4,850,871	35,961	$479,265
Shares issued in reinvestment of distributions	261,836	3,455,621	23,294	310,250
	619,883	8,306,492	59,225	789,515
Shares redeemed	(2,087)	(27,788)	(21,956)	(275,689)
Net increase	617,796	$8,278,704	37,299	$513,826

Class B	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of distributions	8	103	–	–
	8	103	–	–
Shares redeemed	–	–	(4)	(52)
Net increase (decrease)	8	$103	(4)	$(52)

Class C	Six months ended January 31, 2006 (Unaudited)		Year ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of distributions	8	103	–	–
	8	103	–	–
Shares redeemed	–	–	(4)	(52)
Net increase (decrease)	8	$103	(4)	$(52)

19

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2006 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $44 during the six months ended January 31, 2006.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate, plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2006.

NOTE 8 - PAYMENTS BY AFFILIATES

The Adviser voluntarily reimbursed the Fund for balance earnings credits on certain Fund demand deposit accounts held at BFDS during the period January 1, 2001 to May 31, 2005. These credits were previously retained by BFDS and not directly transferred to the Fund. The amount paid to Davis Research Fund amounted to $88.

NOTE 9 - LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”), including the Davis Research Fund. The plaintiffs claim, that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”), used Fund assets to pay brokers to market the Funds, and that the Defendants disguised such payments as brokerage commissions, and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Fund does not expect this lawsuit to have a material adverse effect on the assets or results of the Fund.

20

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2006	Year ended July 31,			October 31, 2001 (Commencement of operations) through July 31,
	(Unaudited)	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$14.22	$11.10	$9.93	$8.23	$10.00

Income (Loss) From Investment Operations:
Net Investment Income	– [3]	0.05	0.06	0.07	0.06
Net Realized and Unrealized Gains (Losses)	0.49	3.19	1.18	1.69	(1.82)
Total from Investment Operations	0.49	3.24	1.24	1.76	(1.76)

Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.12)	(0.07)	(0.06)	(0.01)
Distributions from Realized Gains	(1.02)	–	–	–	–
Total Dividends and Distributions	(1.24)	(0.12)	(0.07)	(0.06)	(0.01)

Net Asset Value, End of Period	$13.47	$14.22	$11.10	$9.93	$8.23

Total Return[1]	3.75%	29.23%	12.50%	21.56%	(17.62)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$44,650	$38,349	$29,528	$26,169	$21,623
Ratio of Expenses to Average Net Assets	0.95%*	0.93%	0.99%	1.03%	1.05%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%*	0.43%	0.60%	0.87%	0.81%*
Portfolio Turnover Rate[2]	21%	54%	44%	119%	45%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

*	Annualized.

See Notes to Financial Statements

21

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2006	Year ended July 31,			October 31, 2001 (Commencement of operations) through July 31,
	(Unaudited)	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$13.80	$10.86	$9.79	$8.17	$10.00

Income (Loss) From Investment Operations:
Net Investment Loss	(0.09)	(0.17)	(0.09)	(0.06)	(0.02)
Net Realized and Unrealized Gains (Losses)	0.45	3.11	1.16	1.68	(1.81)
Total from Investment Operations	0.36	2.94	1.07	1.62	(1.83)

Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–	–	–
Distributions from Realized Gains	(1.02)	–	–	–	–
Total Dividends and Distributions	(1.03)	–	–	–	–

Net Asset Value, End of Period	$13.13	$13.80	$10.86	$9.79	$8.17

Total Return[1]	2.85%	27.07%	10.93%	19.83%	(18.30)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets	2.50%*[3]	2.02%	2.05%	2.06%	2.04%*
Ratio of Net Investment Loss to Average Net Assets	(1.66)% *	(0.66)%	(0.46)%	(0.16)%	(0.18)% *
Portfolio Turnover Rate[2]	21%	54%	44%	119%	45%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Had the Adviser not reimbursed certain expenses, the ratio of expenses to average net assets for the six months ended January 31, 2006, would have been 4.28%.

*	Annualized.

See Notes to Financial Statements

22

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2006	Year ended July 31,			October 31, 2001 (Commencement of operations) through July 31,
	(Unaudited)	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$13.80	$10.86	$9.79	$8.17	$10.00

Income (Loss) From Investment Operations:
Net Investment Loss	(0.08)	(0.16)	(0.09)	(0.06)	(0.02)
Net Realized and Unrealized Gains (Losses)	0.46	3.10	1.16	1.68	(1.81)
Total from Investment Operations	0.38	2.94	1.07	1.62	(1.83)

Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–	–	–
Distributions from Realized Gains	(1.02)	–	–	–	–
Total Dividends and Distributions	(1.03)	–	–	–	–

Net Asset Value, End of Period	$13.15	$13.80	$10.86	$9.79	$8.17

Total Return[1]	2.99%	27.07%	10.93%	19.83%	(18.30)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets	2.50%*[3]	2.02%	2.05%	2.06%	2.04%*
Ratio of Net Investment Loss to Average Net Assets	(1.66)%*	(0.66)%	(0.46)%	(0.16)%	(0.18)%*
Portfolio Turnover Rate[2]	21%	54%	44%	119%	45%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Had the Adviser not reimbursed certain expenses, the ratio of expenses to average net assets for the six months ended January 31, 2006, would have been 4.28%.

*	Annualized.

See Notes to Financial Statements

23

DAVIS RESEARCH FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (born 9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Investment Committee for Microgeneration Technology Fund, UTECH Funds.

25

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

D. James Guzy (born 3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (born 3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Samuel H. Iapalucci (born 07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	Director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

26

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	Director since 1994	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer, Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (born 3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

27

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (born 6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	Director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund, Selected Fund and the Clipper Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*  Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

28

DAVIS RESEARCH FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief Compliance Officer
Christian R. Sonne	Douglas A. Haines
Marsha Williams	Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

29

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 5, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 5, 2006